Fees Summary	Sep. 23, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 5,132,000
Previously Paid Amount	0
Total Fee Amount	757.48
Total Offset Amount	0
Net Fee	$ 757.48